Expense Example - Diversified Real Asset Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-3 1 year	Class R-3 3 years	Class R-3 5 years	Class R-3 10 years	Class R-4 1 year	Class R-4 3 years	Class R-4 5 years	Class R-4 10 years	Class R-5 1 year	Class R-5 3 years	Class R-5 5 years	Class R-5 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	493	764	1,056	1,886	85	284	500	1,123	136	435	756	1,664	117	376	655	1,450	105	339	591	1,313	80	260	456	1,021